Long-Term Debt	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	December 31, 2025	December 31, 2024
	$	$
Senior unsecured notes	971.6	548.1
Revolving credit facilities	16.0	256.0
Term loan and bilateral facilities	407.5	405.6
Notes payable	364.7	116.8
Other financing obligations	58.5	57.0
	1,818.3	1,383.5
Less current portion	291.0	175.0
Long-term portion	1,527.3	1,208.5

Senior unsecured notes
The Company's senior unsecured notes (the notes) consist of:
•$300 of notes that mature on October 8, 2027, bearing interest at a fixed rate of 2.048% per annum;
•$250 of notes that mature on June 27, 2030, bearing interest at a fixed rate of 5.393% per annum; and
•$425 of notes issued in June 2025 that mature on June 10, 2032, bearing interest at a fixed rate of 4.374% per annum.

The notes rank pari passu with all other debt and future indebtedness of the Company.

Revolving credit, term loan and bilateral facilities
The Company has syndicated senior credit facilities, structured as a sustainability-linked loan, that consisted of an unsecured senior revolving credit facility, unsecured senior term loan held in two tranches, and access to additional funds of $600 subject to approval and under the same terms and conditions. An amendment was entered on June 11, 2025, which increased the senior revolving credit facility from $800 million to $1.2 billion and extended the maturity date from June 27, 2029 to June 11, 2030. The senior term loan of $310 in two tranches, payable in Canadian funds, remains unchanged, with tranche B of $150 maturing on June 27, 2027 and tranche C of $160 maturing on June 27, 2029. The amendment to the terms and conditions was not considered to be substantial. As such, the amendment was accounted for as a debt modification.

The Company has unsecured bilateral credit facilities, including a term facility of $100 renewed on June 25, 2025 and maturing on June 26, 2026, and a revolving facility of US$100 entered into on July 15, 2025 and maturing on July 15, 2027.

At December 31, 2025, $16.0 (2024 - $256.0) of the revolving credit facility was payable in Canadian funds. The revolving credit facility and the term loan facilities may be repaid from time to time at the option of the Company. The average interest rate for the revolving credit facilities and term loan facilities at December 31, 2025, was 3.77% (2024 – 4.86%).
The funds available under the senior revolving credit facility are reduced by overdrafts (included in bank indebtedness in the consolidated statements of financial position) and outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2025, the Company had issued outstanding letters of credit that expire at various dates before December 2027, are payable in various currencies, and total $7.9 (2024 – $4.2). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2025, $1,164.1 (2024 – $539.8) was available under the senior revolving credit facility.

Bank indebtedness
The Company has an uncommitted unsecured multicurrency credit facility of up to £20 and an overdraft facility of up to AU$5, repayable on demand. The amount drawn at December 31, 2025 was $17.6 (£9.5) (2024 - $17.1 (£9.5)).

Bank indebtedness also includes overdrafts drawn under the terms of the Company’s syndicated senior credit facilities of $12.0 at December 31, 2025 (2024 - nil) payable in Canadian funds.

Notes payable and other financing obligations
Notes payable consists primarily of notes payable for acquisitions and are due at various times from 2026 to 2028. Repayment is contingent on selling shareholders complying with the terms of the acquisition agreements. The weighted average interest rate on the notes payable at December 31, 2025, was 4.8% (2024 - 4.9%). The aggregate maturity value of the notes of $369.4 (2024 - $116.6) is comprised of:

	December 31, 2025		December 31, 2024
	CAD	Foreign currency	CAD	Foreign currency
US dollars	301.7	219.8	36.7	25.5
Euro	57.6	35.7	75.1	50.4
Other currencies	10.1	11.6	4.8	3.2

The Company has other financing obligations for software (included in intangible assets), equipment, and leasehold improvements. These obligations expire at various dates before February 2029.

Letter of credit and surety facilities
The Company issues letters of credit within its revolving credit facility and has separate facilities outside of its revolving credit facility that provides letters of credit. At December 31, 2025, $111.7 (2024 – $75.5) in aggregate letters of credit outside of the Company’s credit facilities were issued in various currencies. Of these letters of credit, $57.8 (2024 – $47.3) expire at various dates before October 2036 and $53.9 (2024 – $28.2) have open-ended terms.

At December 31, 2025, the Company has $37.4 (2024 - $44.3) in bonds that will expire on completion of the associated projects. The estimated completion dates of these projects are before August 2029.